Summary of Significant Accounting Policies - (Other Assets) (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Capitalized costs		$ 554,000	$ 653,000
Advertising, marketing and media is expensed		$ 1,000,000	500,000
Capitalized software costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Capitalized software costs | Prepaid Expenses and Other Current Assets [Member]
Property, Plant and Equipment [Line Items]
Capitalized costs		$ 200,000	27,000.0
Capitalized software costs | Other Assets [Member]
Property, Plant and Equipment [Line Items]
Capitalized costs		$ 900,000	$ 200,000